Cash and Cash Equivalents:	9 Months Ended
Sep. 30, 2019
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:

Note 4.      Cash and Cash Equivalents:

	September 30,	December 31,
	2019	2018
Bank deposits	$31,685,167	$47,588,968
Short term investments	33,266,967	100,057,385
Total	$64,952,134	$147,646,353

Short term investments include money market funds and U.S. treasury bills which mature in three months or less.

Payments made by Venezuela associated with the Settlement Agreement (excluding the transfer of Venezuelan bonds as discussed herein) have been deposited into a trust account for the benefit of the Company at Banco de Desarrollo Económico y Social de Venezuela ("Bandes Bank") (the "Trust Account"), a Venezuelan state-owned development bank. As Bandes Bank has been designated as an SDN, in 2018 the Company recorded an impairment loss on the remaining balance in the account and considers the Trust Account to be blocked property and not recoverable for accounting purposes. The Trust Account and the approximately $21.5 million therein will remain blocked property until the U.S. government delists Bandes Bank as an SDN or issues a specific license to the Company to unblock this property.